Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-35955
Entity Registrant Name	VUZIX CORPORATION
Entity Central Index Key	0001463972
Entity Tax Identification Number	04-3392453
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	25 Hendrix Road
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	West Henrietta
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14586
City Area Code	585
Local Phone Number	359-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	VUZI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false